Income tax expenses (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of composition of income tax expenses

Composition of income tax expenses

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Current income tax expense	27,792	35,071	32,573
Deferred taxation	(5,263)	374	(2,528)
	22,529	35,445	30,045

The composition of income tax expenses for the year ended March 31, 2026 is as follows:

Year ended March 31,
2026
RMB
(in millions)
Chinese mainland	28,081
Non-Chinese mainland	1,964
30,045

Schedule of composition of deferred tax assets and liabilities

Composition of deferred tax assets and liabilities

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Deferred tax assets
Licensed copyrights	6,351	6,547
Tax losses carried forward and others (i)	66,120	79,571
	72,471	86,118
Valuation allowance (ii)	(59,310)	(72,161)
Total deferred tax assets	13,161	13,957

Deferred tax liabilities
Identifiable intangible assets	(5,122)	(4,115)
Withholding tax on undistributed earnings (iii)	(8,559)	(8,559)
Equity method investees and others (iv)	(34,773)	(33,386)
Total deferred tax liabilities	(48,454)	(46,060)
Net deferred tax liabilities	(35,293)	(32,103)

(i)
Others generally represent deferred tax assets for property and equipment, investments in equity method investees, equity securities and other investments, as well as accrued expenses which are not deductible until paid under PRC tax laws.
(ii)
Change in valuation allowances generally represents valuation allowances provided on the deferred tax assets related to the tax losses carried forward, accrued expenses which are not deductible until paid under PRC tax laws, property and equipment, as well as investments in equity securities and other investments due to the uncertainty surrounding their realization. If events occur in the future that improve the certainty of realization, an adjustment to the valuation allowances will be made and consequently income tax expenses will be reduced.
(iii)
The related deferred tax liabilities as of March 31, 2025 and 2026 were provided on the assumption that substantially all of the distributable earnings of PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB362.6 billion and RMB278.9 billion, respectively.
(iv)
Deferred tax liabilities for investments in equity method investees mainly includes the deferred tax effect on the gain in relation to the receipt of the 33% equity interest in Ant Group of RMB19.7 billion. Others primarily represents deferred tax liabilities for investments in equity securities and other investments.

Schedule of reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company

The reconciliation prior to the adoption of ASU 2023-09 is as follows:

	Year ended March 31,
	2024	2025
	RMB	RMB
	(in millions, except per share data)
Income before income tax and share of results of equity method investees	101,596	155,455
Income tax computed at statutory EIT rate (25%)	25,399	38,864
Effect of different tax rates available to different jurisdictions	(1,095)	(1,089)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(14,135)	(20,258)
Non-deductible expenses and non-taxable income, net (i)	11,006	10,673
Additional deductions of certain research and development expenses incurred by subsidiaries in the PRC (ii)	(9,415)	(9,320)
Withholding tax on the earnings distributed and anticipated to be remitted	6,127	5,938
Change in valuation allowance and others (iii)	4,642	10,637
Income tax expenses	22,529	35,445
Effect of tax holidays inside the PRC on basic earnings per share	0.70	1.08
Effect of tax holidays inside the PRC on basic earnings per ADS	5.60	8.62

(i)
Expenses not deductible for tax purposes and non-taxable income generally represent impairment of goodwill, investment income or loss and share-based compensation expense.
(ii)
This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.
(iii)
Change in valuation allowance generally represents valuation allowance for temporary differences associated with tax losses, property and equipment and investments in equity securities and other investments. Besides, others primarily represent other tax benefits which were not previously recognized as well as deferred tax effect for temporary differences in relation to certain investments in equity method investees.

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company (Continued)

The reconciliation for the year ended March 31, 2026 is as follows:

	Year ended March 31,
	2026
	RMB
	(in millions, except per share data)	Percent
Income before income tax and share of results of equity method investees	129,387
Income tax computed at statutory EIT rate (i)	32,347	25%

Foreign tax effects	(13,520)	(10)
Hong Kong	(15,838)	(12)
Non-deductible expenses and non-taxable income	(14,645)	(11)
Others	(1,193)	(1)
Singapore	2,618	2
Non-deductible expenses and non-taxable income	2,594	2
Others	24	—
Other foreign jurisdictions	(300)	—
Effect of cross-border tax laws	24	—
Changes in valuation allowances (ii)	20,873	16
Non-deductible expenses and non-taxable income	(16,716)	(13)
Additional deductions of certain research and development expenses incurred by subsidiaries in the PRC (iii)	(10,821)	(9)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(11,950)	(9)
Impairment of goodwill	2,379	2
Others	3,676	3
Other adjustments (iv)	7,037	5
Income tax expenses	30,045	23%
Effect of tax holidays inside the PRC on basic earnings per share	0.64
Effect of tax holidays inside the PRC on basic earnings per ADS	5.15

(i)
The standard enterprise income tax rate for domestic enterprises and foreign invested enterprises of 25% under the EIT Law is used as substantially all of the Company’s income before income tax and share of results of equity method investees is generated by subsidiaries operating in the PRC.

(ii)
Change in valuation allowance generally represents valuation allowance for temporary differences associated with tax losses, accrued expenses which are not deductible until paid under PRC tax laws, property and equipment and investments in equity securities and other investments.

(iii)
This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.

(iv)
Other adjustments generally represent withholding tax on the earnings distributed and anticipated to be remitted.

Schedule of composition of cash paid for income tax, net of refunds received

The composition of cash paid for income tax, net of refunds received for the year ended March 31, 2026 is as follows:

Year ended March 31,
2026
RMB
(in millions)
Chinese mainland	30,729
Non-Chinese mainland	3,284
34,013